Acquisitions And Other Transactions (Tables) (Bioniche Pharma Holdings Limited)	12 Months Ended
Dec. 31, 2012
Bioniche Pharma Holdings Limited
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation

(In thousands)
Current assets (excluding inventories)	$41,680
Inventories	28,500
Property, plant and equipment, net	16,211
Identified intangible assets	186,000
In-process research and development	143,000
Goodwill	207,390
Total assets acquired	622,781
Current liabilities	(37,389)
Deferred tax liabilities	(36,910)
Other non-current liabilities	(4,746)
Net assets acquired	$543,736

Pro Forma Financial Information

Year Ended December 31, 2010
(In thousands, except per share amounts)	(Unaudited)
Total revenues	$5,561,801
Net earnings attributable to Mylan Inc. before preferred dividends	355,626
Preferred dividends	121,535
Net earnings attributable to Mylan Inc. common shareholders	$234,091
Earnings per common share attributable to Mylan Inc. common shareholders
Basic	$0.72
Diluted	$0.71
Weighted average common shares outstanding:
Basic	324,453
Diluted	328,979